Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
14. Share-Based Compensation
During 2013, the Company’s Board adopted the 2013 Restricted Stock Plan (the “2013 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock or share options in the Company’s common stock. This 2013 Plan is administered by the Board or a committee of the Board.
The 2013 Plan is administered by the Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the 2013 Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the 2013 Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.
Share awards
On March 19, 2020, the Company granted 37,975 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to
non-employee
directors with a weighted average value of $7.90 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 17,240 restricted shares to the Executive Chairman of the Board and 23,957 restricted shares to the officers and employees of the Company with a weighted average value of $7.90 per share. These restricted shares vest on December 31,2021 and the third anniversary of the grant date, respectively.
During the year ended December 31, 2020, 27,125 shares that were granted to non-employee
directors on March 20, 2019 under the 2013 Plan vested with a weighted average grant value of $11.06 per share, which had a fair value of $114,739. In addition, 62,763 shares that were granted in 2017 to the then Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $12.77, vested at a fair value of $265,487. In addition, in April and October 2020, 2,144 shares and 10,054 shares, respectively, previously granted to employees of the Company with a weighted average cost of grant of $11.54 per share were forfeited.
On March 20, 2019, the Company granted 32,550 restricted shares under 2013 Plan to non-employee
directors with a weighted average value of $11.06 per share. These restricted shares vested on the first anniversary of the grant date. On the same date the Company granted 141,888 restricted shares to the officers and employees of the Company, including the then Chief Executive Officer, with a weighted average value of $11.06 per share. All these restricted shares vest on the third anniversary of the grant date.
During the year ended December 31, 2019, there were 29,898 shares that were previously granted to non-employee
directors under the 2013 Plan with a weighted average grant value of $12.04 per share, which vested at a fair value of $336,054. In addition, 48,147 shares that were granted in 2016 to the then Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $15.80, vested at a fair value of $548,218. In addition, 5,000 shares granted to a non-employee
director in 2018 who subsequently became the Chief Executive of the Company vested at a fair value of $60,300.
On August 14, 2019, 5,425 shares granted to a
non-employee
director with a value of $11.06 per share were forfeited.
On March 20, 2018, the Company granted 29,898 restricted shares under the 2013 Plan to non-employee
directors with a weighted average value of $12.04 per share. On November 28, 2018, the Company granted a further 5,000 shares to a newly appointed non-employee
director with a weighted average value of $12.30. These restricted shares vest on the first anniversary of the grant date. On March 20, 2018, the Company granted 96,644 restricted shares to the Chief Executive Officer and officers and employees of the Company with a weighted average value of $12.04 per share. All these restricted shares vest on the third anniversary of the grant date.
During the year ended December 31, 2018, 28,194 shares that were previously granted under the 2013 Plan to non-employee
directors with a weighted average grant value of $12.77 per share vested at a fair value of $325,641.
Restricted share grant activity for the year ended December 31, 2019 and 2020 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2019	243,188	$12.98	1.30 years
Granted	174,438	11.06
Vested	(83,045)	14.24
Forfeited	(5,425)	11.06

Balance as of December 31, 2019	329,156	$11.68	1.38 years
Granted	79,172	7.90
Forfeited	(12,198)	11.54
Vested	(89,888)	12.25

Balance as of December 31, 2020	306,242	$10.54	0.93 years

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the statements of operations over the period to the vesting date. During the year ended December 31, 2020, the Company recognized $1,321,205 in share-based compensation costs relating to share grants (year ended December 31, 2019: $1,495,412 and year ended December 31, 2018: $1,173,580). As of December 31, 2020, there was a total of $1,002,608 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2019: $1,774,202) which are expected to be recognized over a weighted average period of 0.93 years (December 31, 2019: 1.38 years).
Share options
Share options issued under the 2013 Plan are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.
The movements in the existing share options during the years ended December 31, 2019 and 2020 were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2019	343,936	$21.43	—
Granted during the year	6,000	18.95	—

Balance as of December 31, 2019	349,936	21.39	$—
Forfeited during the period	(10,000)	20.82	—

Balance as of December 31, 2020	339,936	21.40	$—

There were 339,936 options exercisable as of December 31, 2020. The weighted average exercise price of the share options exercisable as of December 31, 2020 was $21.40.
The weighted-average remaining contractual term of options outstanding and exercisable as of December 31, 2020 was 3.67 years.
During the year ended December 31, 2020, the Company recognized a credit of $77,364 to share-based compensation costs (Year ended December 31, 2019: a charge of $8,474 and year ended December 31, 2018: credit of $99,902) relating to options forfeited under the 2013 Plan. As of December 31, 2020, and December 31, 2019, there were no unrecognized compensation costs relating to options under the 2013 Plan. As of December 31, 2020, there were 339,936 share options which had vested but had not been exercised.
On January 5, 2019, 6,000 share options were granted to an employee of the Company at an exercise price of $18.95 under the 2013 Plan. These options can be exercised up to the sixth anniversary of the grant date.